Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of company's key managerial personnel

In $000s	2025	2024
Director remuneration	$486	$382
Officer & key management remuneration[1]	$6,040	$4,206
Share-based payments	$19,611	$9,128

(1)	Remuneration consists exclusively of salaries and bonuses for officers and key management. These costs are components of administrative compensation, consulting and exploration and evaluation expense categories in the consolidated statement of loss and comprehensive loss.

Schedule of share based payment expenses to related party.

In $000s	2025	2024
Exploration and evaluation expense	$—	$907
General and administrative expense	$19,611	$8,221